Fair Value of Financial Instruments - Summary of Fair Value of Warrant Options Associated with Issuance of Redeemable Preferred Stock (Detail)	Sep. 30, 2020	Jul. 31, 2020	Jul. 30, 2020	Apr. 30, 2020	Apr. 13, 2020	Dec. 31, 2019	Oct. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option					10 years
Common Stock Value (per Share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option						31.60
Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option						0.4751
Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option						0.0192
Expected Life (Years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option						10 years
Redeemable Series A-1 Preferred Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option							10 years
Redeemable Series A-1 Preferred Stock | Common Stock Value (per Share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option	31.60	22.22
Redeemable Series A-1 Preferred Stock | Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option	0.4763	0.4435
Redeemable Series A-1 Preferred Stock | Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option	0.0168	0.0055
Redeemable Series A-1 Preferred Stock | Expected Life (Years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option	10 years	10 years
Redeemable Series A-2 Preferred Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option				10 years
Redeemable Series A-2 Preferred Stock | Common Stock Value (per Share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option			22.22
Redeemable Series A-2 Preferred Stock | Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option			0.4435
Redeemable Series A-2 Preferred Stock | Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option			0.0055
Redeemable Series A-2 Preferred Stock | Expected Life (Years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assumptions used in calculating fair value of the warrant option			10 years